Description of Business and Segmented Disclosures - Geographical (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 21,919	$ 18,986
Royalties	(335)	(363)
Marketing and other	668	(40)
Revenues, net of royalties	22,252	18,583
Restricted cash – non-current	128	97
Exploration and evaluation assets (note 8)	997	838
Property, plant and equipment, net	25,800	24,078
Goodwill (note 10)	690	633	$ 679
Investment in joint ventures (note 11)	1,319	1,238
Long-term income taxes receivable	243	242
Other assets (note 12)	360	185
Non-current assets	29,537	27,311
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,000	8,599
Royalties	(269)	(303)
Marketing and other	668	(40)
Revenues, net of royalties	9,399	8,256
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	935	831
Property, plant and equipment, net	16,433	15,478
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	669	685
Long-term income taxes receivable	243	242
Other assets (note 12)	58	64
Non-current assets	18,338	17,300
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	11,770	9,355
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	0	0
Property, plant and equipment, net	6,336	5,595
Goodwill (note 10)	690	633
Investment in joint ventures (note 11)	0	0
Long-term income taxes receivable	0	0
Other assets (note 12)	276	21
Non-current assets	7,302	6,249
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,149	1,032
Royalties	(66)	(60)
Marketing and other	0	0
Revenues, net of royalties	1,083	972
Restricted cash – non-current	128	97
Exploration and evaluation assets (note 8)	57	3
Property, plant and equipment, net	3,030	3,005
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	0	0
Long-term income taxes receivable	0	0
Other assets (note 12)	0	78
Non-current assets	3,215	3,183
Other International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	0	0
Royalties	0	0
Marketing and other	0	0
Revenues, net of royalties	0	0
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	5	4
Property, plant and equipment, net	1	0
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	650	553
Long-term income taxes receivable	0	0
Other assets (note 12)	26	22
Non-current assets	$ 682	$ 579